CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY ¥ in Thousands, $ in Thousands	Class A Ordinary shares CNY (¥) shares	Class A shares	Class B Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Subscription receivables CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2021	¥ 19		¥ 20		¥ (310,227)	¥ (2,188,947)	¥ 8,465	¥ (2,490,670)
Beginning balance (in shares) at Dec. 31, 2021 | shares	30,033,379		30,949,701
Balance as of ending (in shares) at Dec. 31, 2022 | shares	30,033,379		30,949,701
Net Income (Loss)						(300,765)		(300,765)
Foreign currency translation							(12,073)	(12,073)
Share-based compensation				¥ 104,750				104,750
Accretion in redemption value of redeemable shares				(104,750)		(341,669)		(446,419)
Balance as of ending at Dec. 31, 2022	¥ 19		¥ 20		(310,227)	(2,831,381)	(3,608)	(3,145,177)
Beginning balance (in shares) at Dec. 31, 2021 | shares	30,033,379		30,949,701
Balance as of ending (in shares) at Dec. 31, 2022 | shares	30,033,379		30,949,701
Balance as of ending (in shares) at Dec. 31, 2023 | shares	30,033,379		96,995,110
Net Income (Loss)						(475,968)		(475,968)
Foreign currency translation							42,048	42,048
Share-based compensation				233,958				233,958
Issuance of ordinary shares for initial public offering ("IPO"), net of issuance cost of RMB 117,774			¥ 7	1,193,290				1,193,297
Issuance of ordinary shares for initial public offering ("IPO"), net of issuance cost of RMB 117,774 (in shares) | shares			10,125,118
Reclassification of redeemable shares to ordinary shares upon IPO			¥ 39	5,986,871				5,986,910
Reclassification of redeemable shares to ordinary shares upon IPO (in shares) | shares			54,551,513
Issuance of ordinary shares upon the exercise of share options and vesting of restricted share units			¥ 1	9,743				9,744
Issuance of ordinary shares upon the exercise of share options and vesting of restricted share units (in shares) | shares			1,368,778
Settlement of subscription receivables in connection the 2021 reorganization					17,506			17,506
Balance as of ending at Dec. 31, 2023	¥ 19		¥ 67	7,423,862	(292,721)	(3,307,349)	38,440	3,862,318
Beginning balance (in shares) at Dec. 31, 2022 | shares	30,033,379		30,949,701
Balance as of ending (in shares) at Dec. 31, 2023 | shares	30,033,379		96,995,110
Balance as of ending (in shares) at Dec. 31, 2024 | shares	30,015,905		101,143,806
Net Income (Loss)						(102,376)		(102,376)	$ (14,025)
Foreign currency translation							18,535	18,535	2,539
Share-based compensation				117,199				117,199
Issuance of ordinary shares for initial public offering ("IPO"), net of issuance cost of RMB 117,774			¥ 3	36,052				36,055
Issuance of ordinary shares for initial public offering ("IPO"), net of issuance cost of RMB 117,774 (in shares) | shares			4,131,222
Conversion of Class A Ordinary shares into Class B Ordinary shares | shares	(17,474)	17,474	17,474
Balance as of ending at Dec. 31, 2024	¥ 19		¥ 70	¥ 7,577,113	¥ (292,721)	¥ (3,409,725)	¥ 56,975	¥ 3,931,731	$ 538,646
Beginning balance (in shares) at Dec. 31, 2023 | shares	30,033,379		96,995,110
Balance as of ending (in shares) at Dec. 31, 2024 | shares	30,015,905		101,143,806